Impairment of non-current assets (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment

		2021
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
New South Wales Energy Coal	Coal	1,025	32	–	1,057
Cerrejón	Coal	–	–	466	466
Potash	G&U	1,314	–	–	1,314
Other	Various	244	20	–	264

Total impairment of non-current assets		2,583	52	466	3,101

Reversal of impairment		–	–	–	–

Net impairment of non-current assets		2,583	52	466	3,101

		2020
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Cerro Colorado	Copper	409	–	–	409
Other	Various	85	–	–	85

Total impairment of non-current assets		494	–	–	494

Reversal of impairment		–	–	–	–

Net impairment of non-current assets		494	–	–	494

Summary of Impairment of Non-current Assets Excluding Goodwill
The Group recognised the following impairments to
non-current
assets during the year:
Year ended 30 June 2021	NSWEC	Cerrejón	Potash
What has been recognised?	At 30 June 2021, the Group determined the overall recoverable amount of the CGU to be negative US$300 million, resulting in an aggregate impairment to property, plant and equipment and intangibles of US$1,057 million for FY2021.	At 30 June 2021, the Group determined the recoverable amount to be US$284 million, being the agreed sale proceeds of US$294 million adjusted for transaction costs, resulting in an aggregate impairment of US$466 million for FY2021.	At 30 June 2021, the Group determined the recoverable amount to be US$3.3 billion, resulting in an impairment charge of US$1.3 billion against property, plant and equipment.
What were the drivers of impairment?	The impairment charges reflect the status of the divestment process and the forecast market conditions for Australian thermal coal, the strengthening Australian dollar and changes to the mine plan.	On 28 June 2021, the Group announced that it had signed a Sale and Purchase Agreement with Glencore to divest its interest in Cerrejón.	The impairment charge against the Group’s Potash assets reflects an analysis of recent market perspectives and the value that the Group would now expect a market participant to attribute to the Group’s investments to date.
How were the valuations calculated?	The 30 June 2021 valuation represents VIU, applying discounted cash flow (DCF) techniques (1) .	The 30 June 2021 valuation represents a FVLCD based on the expected net sale proceeds of US$284 million (1) .	The 30 June 2021 valuation was determined using FVLCD methodology, applying DCF techniques (1) .
What were the significant assumptions and estimates used in the valuations?
The valuation for NSWEC is most sensitive to changes in energy coal prices, estimated future production volumes and discount rates. The valuation applied a post-tax
real discount rate of 6.5 per cent. The post-impairment carrying value of NSWEC’s property, plant and equipment is not material, therefore any changes to key estimates will not give rise to a further material impairment.

The valuation for Potash is most sensitive to changes in the long-term potash price outlook and the risking applied to the future development phases of the potash resource. The valuation applied a post-tax
real discount rate of 6.5 per cent. In August 2021, the Group sanctioned the ongoing development of Potash following a comprehensive review of the future prospects and development opportunities. In light of this investment approval and the risking applied in the current valuation, management does not consider there to be a significant risk of a further material impairment in the next financial reporting period.

Key judgements and estimates that have been applied in the valuations using DCF techniques are disclosed further below.

(1)	Valuations are based primarily on Level 3 inputs as defined in note 23 ‘Financial risk management’.

Summary of Goodwill Allocated to Cash Generating Units
The carrying amount of goodwill has been allocated to the CGUs, or groups of CGUs, as follows:

	2021	2020
Cash generating unit	US$M	US$M Restated
Olympic Dam (1)	1,010	1,010
Other	187	187

Total goodwill	1,197	1,197

(1)
Goodwill has been restated to reflect changes to the Group’s accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’, resulting in the retrospective recognition of US$950 million of Goodwill at Olympic Dam. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’ for further information.